Pension And Postretirement Benefits	12 Months Ended
Dec. 31, 2016
Pension And Postretirement Benefits
Pension And Postretirement Benefits

NOTE 12. PENSION AND POSTRETIREMENT BENEFITS

Pension Benefits and Postretirement Benefits

Substantially all of our U.S. management employees hired before January 1, 2015 are covered by one of our noncontributory pension programs. The vast majority of domestic nonmanagement employees, including those hired after 2015, also participate in our noncontributory pension programs. Management participants generally receive benefits under either cash balance pension programs that include annual or monthly credits based on salary as well as an interest credit, or a traditional pension formula (i.e., a stated percentage of employees’ adjusted career income). Nonmanagement employees’ pension benefits are generally calculated using one of two formulas: a flat dollar amount applied to years of service according to job classification or a cash balance plan with negotiated annual pension band credits as well as interest credits. Most nonmanagement employees can elect to receive their pension benefits in either a lump sum payment or an annuity.

We also provide a variety of medical, dental and life insurance benefits to certain retired employees under various plans and accrue actuarially determined postretirement benefit costs as active employees earn these benefits.

We acquired DIRECTV on July 24, 2015. DIRECTV sponsored a noncontributory defined benefit pension plan, which provided benefits to most employees based on either years of service and final average salary, or eligible compensation while employed by DIRECTV. DIRECTV also maintained (1) a postretirement benefit plan for those retirees eligible to participate in health care and life insurance benefits, generally until they reach age 65 and (2) an unfunded nonqualified pension plan for certain eligible employees. At December 31, 2015, we recorded the fair value of the DIRECTV plans using assumptions and accounting policies consistent with those disclosed by AT&T.

In December 2014, we announced an opportunity for certain management employees who were retirement eligible as of March 31, 2015 to elect an enhanced, full lump sum payment option of their accrued pension if they retired on or before March 31, 2015. The lump sum value totaled approximately $1,200 which was distributed in 2015. We recorded special termination benefits of $149 as a result of the offer.

In the fourth quarter of 2014, we changed the method we use to estimate the service and interest components of net periodic benefit cost for pension (as of October 1, 2014) and other postretirement benefits (as of December 31, 2014). This change did not affect the measurement of our total benefit obligations or our annual net periodic benefit cost as the change in service and interest costs was completely offset in the actuarial (gain) loss reported. This change compared to the previous method resulted in a decrease of $150 in the service and interest components for pension cost in the fourth quarter of 2014. For the year ended December 31, 2015, the change resulted in an incremental decrease of $740 in service and interest components for pension and postretirement costs. Prior to the fourth quarter of 2014, we estimated these service and interest cost components utilizing a single weighted-average discount rate derived from the yield curve used to measure the benefit obligation at the beginning of the period. We have elected to utilize a full yield curve approach in the estimation of these components by applying the specific spot rates along the yield curve used in the determination of the benefit obligation to the relevant projected cash flows. We have made this change to provide a more precise measurement of service and interest costs by improving the correlation between projected benefit cash flows to the corresponding spot yield curve rates. We have accounted for this change as a change in accounting estimate that is inseparable from a change in accounting principle and accordingly have accounted for it prospectively.

Obligations and Funded Status

For defined benefit pension plans, the benefit obligation is the “projected benefit obligation,” the actuarial present value, as of our December 31 measurement date, of all benefits attributed by the pension benefit formula to employee service rendered to that date. The amount of benefit to be paid depends on a number of future events incorporated into the pension benefit formula, including estimates of the average life of employees and their beneficiaries and average years of service rendered. It is measured based on assumptions concerning future interest rates and future employee compensation levels.

For postretirement benefit plans, the benefit obligation is the “accumulated postretirement benefit obligation,” the actuarial present value as of measurement date of all future benefits attributed under the terms of the postretirement benefit plan to employee service.

The following table presents the change in the projected benefit obligation for the years ended December 31:

	Pension Benefits		Postretirement Benefits
	2016	2015	2016	2015
Benefit obligation at beginning of year	$55,464	$59,543	$27,898	$30,709
Service cost - benefits earned during the period	1,112	1,212	192	222
Interest cost on projected benefit obligation	1,980	1,902	972	967
Amendments	(206)	(8)	(600)	(74)
Actuarial (gain) loss	1,485	(3,079)	(529)	(1,988)
Special termination benefits	-	149	-	-
Benefits paid	(3,614)	(4,681)	(1,941)	(1,958)
DIRECTV acquisition	-	470	-	20
Transfer for sale of Connecticut wireline operations	-	(42)	-	-
Plan transfers	(38)	(2)	35	-
Benefit obligation at end of year	$56,183	$55,464	$26,027	$27,898

The following table presents the change in the fair value of plan assets for the years ended December 31 and the plans’ funded status at December 31:

	Pension Benefits		Postretirement Benefits
	2016	2015	2016	2015
Fair value of plan assets at beginning of year	$42,195	$45,163	$6,671	$7,846
Actual return on plan assets	3,123	604	407	64
Benefits paid[1]	(3,614)	(4,681)	(1,156)	(1,239)
Contributions	910	735	-	-
DIRECTV acquisition	-	418	-	-
Transfer for sale of Connecticut wireline operations	-	(42)	-	-
Plan transfers and other	(4)	(2)	(1)	-
Fair value of plan assets at end of year[3]	42,610	42,195	5,921	6,671
Unfunded status at end of year[2]	$(13,573)	$(13,269)	$(20,106)	$(21,227)
[1]	At our discretion, certain postretirement benefits may be paid from AT&T cash accounts, which does not reduce
Voluntary Employee Benefit Association (VEBA) assets. Future benefit payments may be made from VEBA trusts and thus reduce those asset balances.
[2]	Funded status is not indicative of our ability to pay ongoing pension benefits or of our obligation to fund retirement trusts.
Required pension funding is determined in accordance with the Employee Retirement Income Security Act of 1974, as amended
(ERISA) regulations.
[3]	Net assets available for benefits were $51,087 at December 31, 2016 and $50,909 at December 31, 2015 and include the preferred equity interest in AT&T Mobility II LLC discussed below, which was valued at $8,477 and $8,714, respectively.

In July 2014, the U.S. Department of Labor published in the Federal Register their final retroactive approval of our September 9, 2013 voluntary contribution of a preferred equity interest in AT&T Mobility II LLC, the primary holding company for our wireless business, to the trust used to pay pension benefits under our qualified pension plans. The preferred equity interest had a value of $9,104 on the contribution date and was valued at $8,477 at December 31, 2016. The trust is entitled to receive cumulative cash distributions of $560 per annum, which will be distributed quarterly in equal amounts and will be accounted for as contributions. We distributed $560 to the trust during 2016. So long as we make the distributions, we will have no limitations on our ability to declare a dividend, or repurchase shares. This preferred equity interest is a plan asset under ERISA and is recognized as such in the plan’s separate financial statements. However, because the preferred equity interest is not unconditionally transferable to an unrelated party (see Note 14), it is not reflected in plan assets in our consolidated financial statements and instead has been eliminated in consolidation. At the time of the contribution of the preferred equity interest, we made an additional cash contribution of $175 and agreed to annual cash contributions of $175 no later than the due date for our federal income tax return for each of 2014, 2015 and 2016. During 2016, we accelerated the final contribution and completed our obligation with a $350 cash payment to the trust. These contributions combined with our existing pension assets are in excess of 90% of the pension obligation at December 31, 2016.

As noted above, this preferred equity interest represents a plan asset of our pension trust, which is recognized in the separate financial statements of our pension plan as a qualified plan asset for funding purposes. The following table presents a reconciliation of our pension plan assets recognized in the consolidated financial statements of the Company with the net assets available for benefits included in the separate financial statements of the pension plan at December 31:

	2016	2015
Plan assets recognized in the consolidated financial statements	$42,610	$42,195
Preferred equity interest in Mobility	8,477	8,714
Net assets available for benefits	$51,087	$50,909

Amounts recognized on our consolidated balance sheets at December 31 are listed below:

	Pension Benefits		Postretirement Benefits
	2016	2015	2016	2015
Current portion of employee benefit obligation[1]	$-	$-	$(1,644)	$(1,766)
Employee benefit obligation[2]	(13,573)	(13,269)	(18,462)	(19,461)
Net amount recognized	$(13,573)	$(13,269)	$(20,106)	$(21,227)
[1] Included in "Accounts payable and accrued liabilities."
[2] Included in "Postemployment benefit obligation."

The accumulated benefit obligation for our pension plans represents the actuarial present value of benefits based on employee service and compensation as of a certain date and does not include an assumption about future compensation levels. The accumulated benefit obligation for our pension plans was $54,538 at December 31, 2016, and $54,007 at December 31, 2015.

Net Periodic Benefit Cost and Other Amounts Recognized in Other Comprehensive Income

Periodic Benefit Costs

Our combined net pension and postretirement cost (credit) recognized in our consolidated statements of income was $303, $(2,821) and $7,232 for the years ended December 31, 2016, 2015 and 2014. A portion of pension and postretirement benefit costs is capitalized as part of the benefit load on internal construction and capital expenditures, providing a small reduction in the net expense recorded. The following table presents the components of net periodic benefit cost:

	Pension Benefits			Postretirement Benefits
	2016	2015	2014	2016	2015	2014
Service cost – benefits earned during the period	$1,112	$1,212	$1,134	$192	$222	$233
Interest cost on projected benefit obligation	1,980	1,902	2,470	972	967	1,458
Expected return on assets	(3,115)	(3,317)	(3,380)	(355)	(421)	(653)
Amortization of prior service credit	(103)	(103)	(94)	(1,277)	(1,278)	(1,448)
Actuarial (gain) loss	1,478	(373)	5,419	(581)	(1,632)	2,093
Net pension and postretirement cost (credit)	$1,352	$(679)	$5,549	$(1,049)	$(2,142)	$1,683

Other Changes in Benefit Obligations Recognized in Other Comprehensive Income

The following table presents the after-tax changes in benefit obligations recognized in OCI and the after-tax prior service credits that were amortized from OCI into net periodic benefit costs:

	Pension Benefits			Postretirement Benefits
	2016	2015	2014	2016	2015	2014
Balance at beginning of year	$512	$575	$583	$5,510	$6,257	$6,812
Prior service (cost) credit	128	1	45	372	45	383
Amortization of prior service credit	(65)	(64)	(58)	(793)	(792)	(898)
Reclassification to income of prior service credit	-	-	5	-	-	(40)
Total recognized in other comprehensive (income) loss	63	(63)	(8)	(421)	(747)	(555)
Balance at end of year	$575	$512	$575	$5,089	$5,510	$6,257

The estimated prior service credits that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year are $123 ($76 net of tax) for pension and $1,342 ($832 net of tax) for postretirement benefits.

Assumptions

In determining the projected benefit obligation and the net pension and postretirement benefit cost, we used the following significant weighted-average assumptions:

	Pension Benefits			Postretirement Benefits
	2016	2015	2014	2016	2015	2014
Weighted-average discount rate for determining projected benefit obligation at December 31	4.40%	4.60%	4.30%	4.30%	4.50%	4.20%
Discount rate in effect for determining service cost	4.90%	4.60%	5.00%	5.00%	4.60%	5.00%
Discount rate in effect for determining interest cost[1]	3.70%	3.30%	4.60%	3.60%	3.30%	5.00%
Long-term rate of return on plan assets	7.75%	7.75%	7.75%	5.75%	5.75%	7.75%
Composite rate of compensation increase for determining projected benefit obligation	3.00%	3.10%	3.00%	3.00%	3.10%	3.00%
Composite rate of compensation increase for determining net pension cost (benefit)	3.10%	3.00%	3.00%	3.10%	3.00%	3.00%
[1]	Weighted-average discount rate of 5.00% in effect for pension costs from January 1, 2014 through September 30, 2014.
Discount rates in effect of 4.90% for service cost and 3.50% for interest cost from October 1, 2014 through December
31, 2014. A discount rate of 5.00% was used for postretirement costs for the year ended December 31, 2014.

We recognize gains and losses on pension and postretirement plan assets and obligations immediately in our operating results. These gains and losses are measured annually as of December 31 and accordingly will be recorded during the fourth quarter, unless earlier remeasurements are required.

Discount Rate Our assumed weighted-average discount rate for pension and postretirement benefits of 4.40% and 4.30% respectively, at December 31, 2016, reflects the hypothetical rate at which the projected benefit obligation could be effectively settled or paid out to participants. We determined our discount rate based on a range of factors, including a yield curve composed of the rates of return on several hundred high-quality, fixed income corporate bonds available at the measurement date and corresponding to the related expected durations of future cash outflows. These bonds were all rated at least Aa3 or AA- by one of the nationally recognized statistical rating organizations, denominated in U.S. dollars, and neither callable, convertible nor index linked. For the year ended December 31, 2016, when compared to the year ended December 31, 2015, we decreased our pension discount rate by 0.20%, resulting in an increase in our pension plan benefit obligation of $2,189 and decreased our postretirement discount rate 0.20%, resulting in an increase in our postretirement benefit obligation of $906. For the year ended December 31, 2015, we increased our pension discount rate by 0.30%, resulting in a decrease in our pension plan benefit obligation of $1,977 and increased our postretirement discount rates by 0.30%, resulting in a decrease in our postretirement benefit obligation of $854.

We utilize a full yield curve approach in the estimation of the service and interest components of net periodic benefit costs for pension and other postretirement benefits. Under this approach, we apply discounting using individual spot rates from a yield curve composed of the rates of return on several hundred high-quality, fixed income corporate bonds available at the measurement date. These spot rates align to each of the projected benefit obligations and service cost cash flows. The service cost component relates to the active participants in the plan, so the relevant cash flows on which to apply the yield curve are considerably longer in duration on average than the total projected benefit obligation cash flows, which also include benefit payments to retirees. Interest cost is computed by multiplying each spot rate by the corresponding discounted projected benefit obligation cash flows. The full yield curve approach reduces any actuarial gains and losses based upon interest rate expectations (e.g., built-in gains in interest cost in an upward sloping yield curve scenario), or gains and losses merely resulting from the timing and magnitude of cash outflows associated with our benefit obligations. Neither the annual measurement of our total benefit obligations nor annual net benefit cost is affected by the full yield curve approach.

Expected Long-Term Rate of Return In 2017, our expected long-term rate of return is 7.75% on pension plan assets and 5.75% on postretirement plan assets. Our long-term rates of return reflect the average rate of earnings expected on the funds invested, or to be invested, to provide for the benefits included in the projected benefit obligations. In setting the long-term assumed rate of return, management considers capital markets future expectations, the asset mix of the plans’ investment and average historical asset return. Actual long-term returns can, in relatively stable markets, also serve as a factor in determining future expectations. We consider many factors that include, but are not limited to, historical returns on plan assets, current market information on long-term returns (e.g., long-term bond rates) and current and target asset allocations between asset categories. The target asset allocation is determined based on consultations with external investment advisers. If all other factors were to remain unchanged, we expect that a 0.50% decrease in the expected long-term rate of return would cause 2017 combined pension and postretirement cost to increase $230. However, any differences in the rate and actual returns will be included with the actuarial gain or loss recorded in the fourth quarter when our plans are remeasured.

Composite Rate of Compensation Increase Our expected composite rate of compensation increase cost of 3.00% in 2016 and 3.10% in 2015 reflects the long-term average rate of salary increases.

Mortality Tables At December 31, 2016, we updated our assumed mortality rates to reflect our best estimate of future mortality, which decreased our pension obligation by $793 and decreased our postretirement obligations by $227. At December 31, 2015, we updated our assumed mortality rates, which decreased our pension obligation by $859 and decreased our postretirement obligations by $274.

Healthcare Cost Trend Our healthcare cost trend assumptions are developed based on historical cost data, the near-term outlook and an assessment of likely long-term trends. Based on historical experience, updated expectations of healthcare industry inflation and recent prescription drug cost experience, our 2017 assumed annual healthcare prescription drug cost trend for non-Medicare eligible participants will increase to 6.50%, grading down to our ultimate trend rate of 4.50% in 2025 and for Medicare-eligible participants will remain at an assumed annual and ultimate trend rate of 4.50%. This change in assumption increased our obligation by $21. In 2016, our assumed annual healthcare prescription drug cost trend rate for non-Medicare eligible participants was 6.25%, trending to our ultimate trend rate of 4.50% in 2023. Medicare-eligible retirees who receive access to retiree health insurance coverage through a private insurance marketplace are not subject to assumed healthcare trend. In addition to the healthcare cost trend in 2016, we assumed an annual 2.50% growth in administrative expenses and an annual 3.00% growth in dental claims.

A one percentage-point change in the assumed combined medical and dental cost trend rate would have the following effects:

	One Percentage-	One Percentage-
	Point Increase	Point Decrease
Increase (decrease) in total of service and interest cost components	$50	$(44)
Increase (decrease) in accumulated postretirement benefit obligation	511	(458)

Plan Assets

Plan assets consist primarily of private and public equity, government and corporate bonds, and real assets (real estate and natural resources). The asset allocations of the pension plans are maintained to meet ERISA requirements. Any plan contributions, as determined by ERISA regulations, are made to a pension trust for the benefit of plan participants. As part of our voluntary contribution of the Mobility preferred equity interest, we will contribute $560 of cash distributions during 2017. We do not have significant ERISA required contributions to our pension plans for 2017.

We maintain VEBA trusts to partially fund postretirement benefits; however, there are no ERISA or regulatory requirements that these postretirement benefit plans be funded annually.

The principal investment objectives are to ensure the availability of funds to pay pension and postretirement benefits as they become due under a broad range of future economic scenarios, maximize long-term investment return with an acceptable level of risk based on our pension and postretirement obligations, and diversify broadly across and within the capital markets to insulate asset values against adverse experience in any one market. Each asset class has broadly diversified characteristics. Substantial biases toward any particular investing style or type of security are sought to be avoided by managing the aggregation of all accounts with portfolio benchmarks. Asset and benefit obligation forecasting studies are conducted periodically, generally every two to three years, or when significant changes have occurred in market conditions, benefits, participant demographics or funded status. Decisions regarding investment policy are made with an understanding of the effect of asset allocation on funded status, future contributions and projected expenses.

The plans’ weighted-average asset targets and actual allocations as a percentage of plan assets, including the notional exposure of future contracts by asset categories at December 31, are as follows:

	Pension Assets					Postretirement (VEBA) Assets
	Target			2016	2015	Target			2016	2015
Equity securities:
Domestic	20%	-	30%	24%	22%	17%	-	27%	22%	26%
International	10%	-	20%	15	15	14%	-	24%	19	14
Fixed income securities	35%	-	45%	39	40	33%	-	43%	38	34
Real assets	6%	-	16%	11	10	0%	-	6%	1	1
Private equity	4%	-	14%	11	12	0%	-	7%	2	2
Other	0%	-	5%	-	1	13%	-	23%	18	23
Total				100%	100%				100%	100%

At December 31, 2016, AT&T securities represented less than 0.5% of assets held by our pension trust and 6% of assets (primarily common stock) held by our VEBA trusts included in these financial statements.

Investment Valuation

Investments are stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability at the measurement date.

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the final business day of the year. If no sale was reported on that date, they are valued at the last reported bid price. Investments in securities not traded on a national securities exchange are valued using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Shares of registered investment companies are valued based on quoted market prices, which represent the net asset value of shares held at year-end.

Other commingled investment entities are valued at quoted redemption values that represent the net asset values of units held at year-end which management has determined approximates fair value.

Real estate and natural resource direct investments are valued at amounts based upon appraisal reports. Fixed income securities valuation is based upon observable prices for comparable assets, broker/dealer quotes (spreads or prices), or a pricing matrix that derives spreads for each bond based on external market data, including the current credit rating for the bonds, credit spreads to Treasuries for each credit rating, sector add-ons or credits, issue-specific add-ons or credits as well as call or other options.

Purchases and sales of securities are recorded as of the trade date. Realized gains and losses on sales of securities are determined on the basis of average cost. Interest income is recognized on the accrual basis. Dividend income is recognized on the ex-dividend date.

Non-interest bearing cash and overdrafts are valued at cost, which approximates fair value.

Fair Value Measurements

See Note 10 for a discussion of fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.

The following tables set forth by level, within the fair value hierarchy, the pension and postretirement assets and liabilities at fair value as of December 31, 2016:

Pension Assets and Liabilities at Fair Value as of December 31, 2016
	Level 1	Level 2	Level 3	Total
Non-interest bearing cash	$94	$-	$-	$94
Interest bearing cash	-	77	-	77
Foreign currency contracts	-	7	-	7
Equity securities:
Domestic equities	8,299	-	-	8,299
International equities	4,389	-	5	4,394
Fixed income securities:
Asset-backed securities	-	399	-	399
Mortgage-backed securities	-	838	-	838
Collateralized mortgage-backed securities	-	208	-	208
Collateralized mortgage obligations/REMICS	-	269	-	269
Corporate and other fixed income instruments and funds	75	8,442	40	8,557
Government and municipal bonds	80	4,889	-	4,969
Real estate and real assets	-	-	2,273	2,273
Securities lending collateral	207	1,977	-	2,184
Receivable for variation margin	8	-	-	8
Purchased options	-	1	-	1
Assets at fair value	13,152	17,107	2,318	32,577
Investments sold short and other liabilities at fair value	(643)	(7)	(4)	(654)
Total plan net assets at fair value	$12,509	$17,100	$2,314	$31,923
Assets held at net asset value practical expedient
Private equity funds				4,648
Real estate funds				2,392
Commingled funds				5,721
Total assets held at net asset value practical expedient				12,761
Other assets (liabilities)[1]				(2,074)
Total Plan Net Assets				$42,610
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Postretirement Assets and Liabilities at Fair Value as of December 31, 2016
	Level 1	Level 2	Level 3	Total
Interest bearing cash	$175	$593	$-	$768
Foreign currencies	6	-	-	6
Equity securities:
Domestic equities	1,178	7	-	1,185
International equities	896	2	-	898
Fixed income securities:
Asset-backed securities	-	33	4	37
Collateralized mortgage-backed securities	-	108	13	121
Collateralized mortgage obligations	-	32	2	34
Corporate and other fixed income instruments and funds	-	422	7	429
Government and municipal bonds	20	659	-	679
Securities lending collateral	-	128	-	128
Total plan net assets at fair value	$2,275	$1,984	$26	$4,285
Assets held at net asset value practical expedient
Private equity funds				118
Real estate funds				61
Commingled funds				1,667
Total assets held at net asset value practical expedient				1,846
Other assets (liabilities)[1]				(210)
Total Plan Net Assets				$5,921
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

The tables below set forth a summary of changes in the fair value of the Level 3 pension and postretirement assets for the year ended December 31, 2016:

Pension Assets	Equities	Fixed Income Funds	Real Estate and Real Assets	Total
Balance at beginning of year	$-	$44	$2,062	$2,106
Realized gains (losses)	-	(17)	(103)	(120)
Unrealized gains (losses)	3	19	377	399
Transfers in	(4)	-	77	73
Transfers out	-	(2)	-	(2)
Purchases	3	-	65	68
Sales	(1)	(4)	(205)	(210)
Balance at end of year	$1	$40	$2,273	$2,314

Postretirement Assets	Fixed Income Funds	Total
Balance at beginning of year	$15	$15
Realized gains (losses)	(2)	(2)
Unrealized gains (losses)	2	2
Transfers in	16	16
Sales	(5)	(5)
Balance at end of year	$26	$26

The following tables set forth by level, within the fair value hierarchy, the pension and postretirement assets and liabilities at fair value as of December 31, 2015:

Pension Assets and Liabilities at Fair Value as of December 31, 2015
	Level 1	Level 2	Level 3	Total
Non-interest bearing cash	$160	$-	$-	$160
Interest bearing cash	-	25	-	25
Foreign currency contracts	-	25	-	25
Equity securities:
Domestic equities	8,315	4	-	8,319
International equities	4,287	-	-	4,287
Fixed income securities:
Asset-backed securities	-	403	1	404
Mortgage-backed securities	-	792	-	792
Collateralized mortgage-backed securities	-	278	-	278
Collateralized mortgage obligations/REMICS	-	345	-	345
Corporate and other fixed income instruments and funds	65	8,274	43	8,382
Government and municipal bonds	75	4,495	-	4,570
Real estate and real assets	-	-	2,062	2,062
Securities lending collateral	512	3,538	-	4,050
Receivable for variation margin	13	-	-	13
Assets at fair value	13,427	18,179	2,106	33,712
Investments sold short and other liabilities at fair value	(824)	(12)	-	(836)
Total plan net assets at fair value	$12,603	$18,167	$2,106	$32,876
Assets held at net asset value practical expedient
Private equity funds				4,926
Real estate funds				2,295
Commingled funds				5,854
Total assets held at net asset value practical expedient				13,075
Other assets (liabilities)[1]				(3,756)
Total Plan Net Assets				$42,195
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Postretirement Assets and Liabilities at Fair Value as of December 31, 2015
	Level 1	Level 2	Level 3	Total
Interest bearing cash	$220	$1,292	$-	$1,512
Foreign currencies	4	-	-	4
Equity securities:
Domestic equities	1,187	9	-	1,196
International equities	869	2	-	871
Fixed income securities:
Asset-backed securities	-	35	2	37
Collateralized mortgage-backed securities	-	120	13	133
Collateralized mortgage obligations	-	45	-	45
Corporate and other fixed income instruments and funds	-	378	-	378
Government and municipal bonds	-	617	-	617
Securities lending collateral	6	189	-	195
Futures Contracts	1	-	-	1
Total plan net assets at fair value	$2,287	$2,687	$15	$4,989
Assets held at net asset value practical expedient
Private equity funds				155
Real estate funds				81
Commingled funds				1,682
Total assets held at net asset value practical expedient				1,918
Other assets (liabilities)[1]				(236)
Total Plan Net Assets				$6,671
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

The tables below set forth a summary of changes in the fair value of the Level 3 pension and postretirement assets for the year ended December 31, 2015:

Pension Assets	Equities	Fixed Income Funds	Real Estate and Real Assets	Total
Balance at beginning of year	$-	$51	$2,140	$2,191
Realized gains (losses)	(1)	(19)	247	227
Unrealized gains (losses)	1	16	192	209
Purchases	-	1	195	196
Sales	-	(5)	(712)	(717)
Balance at end of year	$-	$44	$2,062	$2,106

Postretirement Assets	Fixed Income Funds	Total
Balance at beginning of year	$2	$2
Transfers in	15	15
Transfers out	(1)	(1)
Sales	(1)	(1)
Balance at end of year	$15	$15

Estimated Future Benefit Payments

Expected benefit payments are estimated using the same assumptions used in determining our benefit obligation at December 31, 2016. Because benefit payments will depend on future employment and compensation levels, average years employed, average life spans, and payment elections, among other factors, changes in any of these assumptions could significantly affect these expected amounts. The following table provides expected benefit payments under our pension and postretirement plans:

	Pension Benefits	Postretirement Benefits
2017	$4,938	$1,809
2018	4,437	1,797
2019	4,312	1,788
2020	4,264	1,783
2021	4,200	1,776
Years 2022 - 2026	19,764	8,225

Supplemental Retirement Plans

We also provide certain senior- and middle-management employees with nonqualified, unfunded supplemental retirement and savings plans. While these plans are unfunded, we have assets in a designated nonbankruptcy remote trust that are independently managed and used to provide for these benefits. These plans include supplemental pension benefits as well as compensation-deferral plans, some of which include a corresponding match by us based on a percentage of the compensation deferral.

We use the same significant assumptions for the composite rate of compensation increase in determining our projected benefit obligation and the net pension and postemployment benefit cost. Our discount rates of 4.20% at December 31, 2016 and 4.40% at December 31, 2015 were calculated using the same methodologies used in calculating the discount rate for our qualified pension and postretirement benefit plans. The following tables provide the plans’ benefit obligations and fair value of assets at December 31 and the components of the supplemental retirement pension benefit cost. The net amounts are recorded as “Other noncurrent liabilities” on our consolidated balance sheets.

The following table provides information for our supplemental retirement plans with accumulated benefit obligations in excess of plan assets at December 31:

	2016	2015
Projected benefit obligation	$(2,378)	$(2,444)
Accumulated benefit obligation	(2,314)	(2,372)
Fair value of plan assets	-	-

The following tables present the components of net periodic benefit cost and other changes in plan assets and benefit obligations recognized in OCI:

Net Periodic Benefit Cost	2016	2015	2014
Service cost – benefits earned during the period	$12	$9	$7
Interest cost on projected benefit obligation	83	77	109
Amortization of prior service cost (credit)	(1)	1	(1)
Actuarial (gain) loss	72	(36)	243
Net supplemental retirement pension cost	$166	$51	$358

Other Changes Recognized in Other Comprehensive Income	2016	2015	2014
Prior service (cost) credit	$1	$(1)	$(11)
Amortization of prior service cost (credit)	(1)	1	(1)
Total recognized in other comprehensive (income) loss (net of tax)	$-	$-	$(12)

The estimated prior service credit for our supplemental retirement plan benefits that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year is $(1).

Deferred compensation expense was $148 in 2016, $122 in 2015 and $121 in 2014. Our deferred compensation liability, included in “Other noncurrent liabilities,” was $1,273 at December 31, 2016, and $1,221 at December 31, 2015.

Contributory Savings Plans

We maintain contributory savings plans that cover substantially all employees. Under the savings plans, we match in cash or company stock a stated percentage of eligible employee contributions, subject to a specified ceiling. There are no debt-financed shares held by the Employee Stock Ownership Plans, allocated or unallocated.

Our match of employee contributions to the savings plans is fulfilled with purchases of our stock on the open market or company cash. Benefit cost is based on the cost of shares or units allocated to participating employees’ accounts and was $631, $653 and $654 for the years ended December 31, 2016, 2015 and 2014.